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              [CANADA LIFE INSURANCE COMPANY OF AMERICA LETTERHEAD]

                                   May 6, 2002


Via EDGARLINK
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:   Canada Life Insurance Company of America
               Canada Life of America Variable Life Account 1
               Post-Effective Amendment No. 2
               (File Nos. 333-90449; 811-09667)

Commissioners:

On behalf of Canada Life Insurance Company of America (the "Company") and Canada Life of America Variable Life Account 1 (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and statement of additional information for the variable life policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 30, 2002.

If you have any questions or comments regarding this filing, please contact the undersigned at (770) 953-1959 ext. 2209.

Sincerely.

/s/ Craig R. Edwards
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Craig R. Edwards
Chief Legal Counsel